Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
LIABILITIES AND EQUITY
Total shareholders' equity	¥ 10,608,795	¥ 8,583,158
MUFG [Member]
Assets:
Cash and interest-earning deposits with banks	127,303	132,431
Investments in subsidiaries and affiliated companies	12,849,434	10,788,927
Other assets	56,435	66,227
Total assets	13,033,172	10,987,585
LIABILITIES AND EQUITY
Short-term borrowings from subsidiaries	1,873,336	1,849,072
Long-term debt from subsidiaries and affiliated companies	384,107	383,903
Long-term debt	59	28
Other liabilities	166,875	171,424
Total liabilities	2,424,377	2,404,427
Total shareholders' equity	10,608,795	8,583,158
Total liabilities and shareholders' equity	¥ 13,033,172	¥ 10,987,585